TRADE AND OTHER RECEIVABLES (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade and other receivables	$ 3,374	$ 4,023
Trade Receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade and other receivables	2,644	2,608
Receivables in MLJV and MWJV
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade and other receivables	394	1,125
Sales Tax Receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade and other receivables	154	92
Sundry Receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade and other receivables	$ 182	$ 198